Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	55 Months Ended	60 Months Ended	109 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Schwab Target 2010 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2010 Index Fund
Average Annual Return, Percent	[1],[2]	8.19%	7.46%		5.15%	5.61%
Schwab Target 2015 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2015 Index Fund
Average Annual Return, Percent	[1],[2]	8.88%	7.95%		5.60%	5.92%
Schwab Target 2020 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2020 Index Fund
Average Annual Return, Percent	[1],[2]	9.33%	8.42%		5.94%	6.42%
Schwab Target 2025 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2025 Index Fund
Average Annual Return, Percent	[1],[2]	9.66%	8.67%		6.96%	7.33%
Schwab Target 2030 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2030 Index Fund
Average Annual Return, Percent	[1],[2]	11.91%	10.47%		8.56%	8.45%
Schwab Target 2035 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2035 Index Fund
Average Annual Return, Percent	[1],[2]	13.64%	11.78%		9.77%	9.26%
Schwab Target 2040 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2040 Index Fund
Average Annual Return, Percent	[1],[2]	15.01%	12.90%		10.75%	9.93%
Schwab Target 2045 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2045 Index Fund
Average Annual Return, Percent	[1],[2]	16.17%	13.80%		11.60%	10.46%
Schwab Target 2050 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2050 Index Fund
Average Annual Return, Percent	[1],[2]	16.94%	14.42%		12.12%	10.77%
Schwab Target 2055 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2055 Index Fund
Average Annual Return, Percent	[1],[2]	17.39%	14.70%		12.43%	10.99%
Schwab Target 2060 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2060 Index Fund
Average Annual Return, Percent	[1],[2]	17.72%	14.99%		12.72%	11.13%
Schwab Target 2065 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2065 Index Fund
Average Annual Return, Percent	[1]	18.12%	15.21%	9.93%
Dow Jones U.S. Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market IndexSM
Average Annual Return, Percent		20.22%	17.46%	12.95%	15.69%	14.46%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		3.26%	2.88%	0.02%	(0.45%)	1.46%
Target 2010 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2010 Passive Composite Index
Average Annual Return, Percent		8.25%	7.55%		5.21%	5.69%
Target 2015 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2015 Passive Composite Index
Average Annual Return, Percent		8.93%	8.08%		5.68%	6.01%
Target 2020 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2020 Passive Composite Index
Average Annual Return, Percent		9.40%	8.44%		6.00%	6.48%
Target 2025 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2025 Passive Composite Index
Average Annual Return, Percent		9.71%	8.72%		7.05%	7.41%
Target 2030 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2030 Passive Composite Index
Average Annual Return, Percent		12.10%	10.55%		8.66%	8.52%
Target 2035 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2035 Passive Composite Index
Average Annual Return, Percent		13.85%	11.87%		9.86%	9.34%
Target 2040 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2040 Passive Composite Index
Average Annual Return, Percent		15.22%	12.89%		10.84%	10.01%
Target 2045 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2045 Passive Composite Index
Average Annual Return, Percent		16.37%	13.75%		11.69%	10.54%
Target 2050 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2050 Passive Composite Index
Average Annual Return, Percent		17.23%	14.36%		12.21%	10.87%
Target 2055 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2055 Passive Composite Index
Average Annual Return, Percent		17.71%	14.70%		12.53%	11.08%
Target 2060 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2060 Passive Composite Index
Average Annual Return, Percent		18.04%	14.94%		12.81%	11.23%
Target 2065 Passive Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2065 Passive Composite Index
Average Annual Return, Percent		18.37%	15.17%	9.88%

[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.